Financial instruments Liabilities - Warrants Roll forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period	$ 153,633
Balance at end of period	192,082	$ 153,633
Level 3 of fair value hierarchy [member]
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period	152,303
Balance at end of period	184,671	152,303
Subsidiary warrant liability
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period	8,206
Balance at end of period	6,787	8,206
Subsidiary warrant liability | Level 3 of fair value hierarchy [member]
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period	8,206	7,997	$ 13,012
Warrant Issuance		92	4,706
Change in fair value	(1,419)	117	11,890
Balance at end of period	$ 6,787	$ 8,206	7,997
Gelesis [Member] | Subsidiary warrant liability | Level 3 of fair value hierarchy [member]
Financial Instruments - Warrants [Roll Forward]
Deconsolidation			$ (21,611)